Acquisition costs and other expenditure	12 Months Ended
Dec. 31, 2020
Acquisition costs and other expenditure
Acquisition costs and other expenditure

B2     Acquisition costs and other expenditure

	2020 $m	2019 $m	2018 $m
Acquisition costs incurred for insurance policiesnote(v)	(3,070)	(4,177)	(4,313)
Acquisition costs deferrednote C4.2	1,357	1,422	1,319
Amortisation of acquisition costsnotes (i),(v)	81	694	(1,260)
Recoveries for expenses associated with Jackson’s business ceded to Athenenote (ii)	1,203	—	—
Administration costs and other expenditure (net of other reinsurance commission)notes (iii),(iv),(v)	(4,609)	(5,019)	(3,877)
Movements in amounts attributable to external unit holders of consolidated investment funds	(443)	(203)	(396)
Total acquisition costs and other expenditure	(5,481)	(7,283)	(8,527)

Notes

(i)

The credit of $81 million in 2020 reflects $389 million arising in the US which is offset by a charge of $308 million in Asia as set out in note C4.2. The credit of $389 million in the US includes $1,576 million (2019: $1,248 million; 2018: charge of $(114) million) recorded in short-term fluctuations in investment returns largely as a result of the losses arising from market effects on variable annuity guarantee liabilities and associated hedging. This is offset by a charge of $(764) million for the write-off of the DAC held for the in-force fixed and fixed index annuity liabilities reinsured to Athene and a charge of $(423) million (2019: $(297) million; 2018: $(914) million) for amortisation of acquisition costs recorded in adjusted operating profit.

(ii)

As part of the reinsurance transaction with Athene Life Re Ltd discussed in note D1.1, Jackson received $1,203 million of ceding commission (including post-closing adjustments) as a recovery for past acquisition expenses associated with the business ceded.

(iii)

Included in total administration costs and other expenditure is depreciation of property, plant and equipment of $(218) million (2019: $(227) million; 2018: $(93) million), of which $(145) million (2019: $(141) million) relates to the right-of-use assets recognised under IFRS 16 and interest on the IFRS 16 lease liabilities of $16 million (2019: $20 million ). The 2020 amount also includes a credit of $770 million for the commission arising from the reinsurance transaction entered into by the Hong Kong business during the year as discussed in note D1.1. Administration costs and other expenditure includes $1 million (2019:  $3 million; 2018:  $7 million) relating to the fee income on financial instruments that are not held at fair value through profit or loss.

(iv)

During 2019, the Group paid $182 million of upfront fees to modify the terms and conditions of two subordinated debt instruments, which were expensed to the income statement as, in accordance with IAS 39, the transaction was treated as extinguishment of old debt and the issuance of new at fair value. Other fee expenses relating to financial liabilities held at amortised cost in 2020, 2019 and 2018 are part of the determination of the effective interest rate. All such amounts are included in 'Administration costs and other expenditure’.

(v)

Total depreciation and amortisation expense is included in ‘Acquisition costs incurred for insurance policies’, ‘Administration costs and other expenditure’ and ‘Amortisation of acquisition costs’ and relates primarily to amortisation of DAC of insurance contracts and asset management contracts. The segmental analysis of interest expense (included in ‘Administration costs and other expenditure’), other than interest expense in core structural borrowings (included separately in finance costs), and depreciation and amortisation (included within ‘Total acquisition costs and other expenditure') is shown below. Interest expense on financial liabilities not at fair value through profit and loss for 2020 was $564 million (2019: $802 million; 2018: $798 million).

	Other interest expense			Depreciation and amortisation
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Asia operations:
Insurance	(12)	(13)	—	(669)	(641)	(482)
Asset management	(1)	—	—	(16)	(14)	(5)
US operations:
Insurance	(220)	(264)	(212)	346	901	(1,110)
Asset management	(1)	(2)	—	(4)	(4)	(8)
Total segment	(234)	(279)	(212)	(343)	242	(1,605)
Unallocated to a segment (other operations)	(18)	(27)	(38)	(40)	(30)	(3)
Total continuing operations	(252)	(306)	(250)	(383)	212	(1,608)

B2.1   Staff and employment costs

The average number of staff employed by the Group, for both continuing and discontinued operations, during the years shown was:

	2020	2019	2018
Asia and Africa operations*	12,949	14,206	16,520
US operations	3,650	4,014	4,285
Head office function†	657	784	954
Total continuing operations	17,256	19,004	21,759
Discontinued UK and Europe operations‡	—	5,672	6,447
Total Group	17,256	24,676	28,206

The Asia and Africa operations staff numbers above exclude 502 commission based sales staff (2019: 346; 2018: 119) who have an employment contract with the Company.

†     The ‘Head office function’ staff numbers include staff based in London and Hong Kong.

‡     Average staff numbers of the discontinued UK and Europe operations were for the period up to the demerger in October 2019.

The costs of employment, for both continuing and discontinued operations, were:

	2020 $m	2019 $m			2018 $m
	Group			Group			Group
	total	Continuing	Discontinued	total	Continuing	Discontinued	total
Wages and salaries	1,536	1,435	573	2,008	1,517	694	2,211
Social security costs	67	53	68	121	71	84	155
Defined benefit schemes*	—	(91)	(5)	(96)	7	(46)	(39)
Defined contribution schemes	76	69	41	110	77	50	127
Total Group†	1,679	1,466	677	2,143	1,672	782	2,454

The (credit) charge incorporated the effect of actuarial gains and losses. Post-demerger of the UK and Europe operations in October 2019, the Group’s defined benefit schemes costs are negligible.

†     Total costs of employment in the table above include staff costs of the discontinued UK and Europe operations for the period up to the demerger in October 2019.

B2.2  Share-based payment

The Group offers discretionary share awards to certain key employees and all-employee share plans in the UK and a number of Asian locations. The compensation expense charged to the income statement is primarily based upon the fair value of the awards granted, the vesting period and the vesting conditions. The Company has established trusts to facilitate the delivery of Prudential plc shares under some of these plans. The cost to the Company of acquiring these newly issued shares held in trusts is shown as a deduction from shareholders’ equity.

(a)     Description of the plans

The Group operates a number of share award plans that provides Prudential plc shares, or ADRs, to participants upon vesting. The plans in operation include the Prudential Long Term Incentive Plan, the Prudential Annual Incentive Plan, savings-related share option schemes, share purchase plans and deferred bonus plans. Where Executive Directors participate in these plans, details are provided in the Compensation and Employee section. In addition, the following information is provided.

Share scheme	Description
Prudential Corporation Asia Long-Term Incentive Plan (PCA LTIP)

The PCA LTIP provides eligible employees with conditional awards. Awards are discretionary and vest after three years subject to the employee being in employment. Vesting of awards may also be subject to performance conditions. All awards are generally made in Prudential shares, or ADRs. In countries where share awards are not feasible due to securities and/or tax considerations, awards will be replaced by the cash value of the shares that would otherwise have vested.

Prudential Agency Long-Term Incentive Plan (LTIP)	Certain agents in Asia are eligible to be granted awards in Prudential shares under the Prudential Agency LTIP. These awards are structured in a similar way to the PCA LTIP described above.
Restricted Share Plan 2015 (RSP)

The Company operates the RSP for certain employees. Awards under this plan are discretionary, and the vesting of awards may be subject to performance conditions. All awards are made in Prudential shares or ADRs.

Deferred bonus plans

The Company operates a number of deferred bonus plans including the Group Deferred Bonus Plan (GDBP) and the Prudential Corporation Asia Deferred Bonus Plan (PCA DBP). There are no performance conditions attached to deferred share awards made under these arrangements.

Savings-related share option schemes

Employees and eligible agents in a number of geographies are eligible for plans similar to the HMRC-approved Save As You Earn (SAYE) share option scheme in the UK. During the year ended 31 December 2020, eligible agents based in certain regions of Asia can participate in the International Savings-Related Share Option Scheme for Non-Employees.

Share purchase plans

Eligible employees outside the UK are invited to participate in arrangements similar to the Company’s HMRC-approved UK SIP, which allows the purchase of Prudential plc shares. Staff based in Asia are eligible to participate in the Prudential Corporation Asia All Employee Share Purchase Plan.

(b)     Outstanding options and awards

The following table shows the movement in outstanding options and awards under the Group’s share-based compensation plans:

	Options outstanding under SAYE						Awards outstanding under
	schemes						incentive plans
	2020		2019		2018		2020	2019	2018
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise	Number	exercise	Number	exercise	Number
	of options	price	of options	price	of options	price	of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year:	3.8	12.38	4.9	12.10	6.4	11.74	33.0	32.8	33.6
Granted	0.4	9.64	0.6	11.13	0.3	13.94	20.2	13.4	10.7
Modification	—	—	0.3	11.95	—	—	—	4.3	—
Exercised	(0.9)	11.44	(1.7)	10.87	(1.4)	10.85	(10.3)	(9.8)	(8.7)
Forfeited	—	14.27	—	12.87	(0.1)	12.25	(1.5)	(2.5)	(2.6)
Cancelled	(0.1)	12.55	(0.1)	12.82	(0.2)	12.43	(0.1)	(0.7)	—
Lapsed/Expired	(0.9)	13.28	(0.1)	12.93	(0.1)	12.60	(0.7)	(1.0)	(0.2)
M&G plc awards derecognised on demerger*	—	—	(0.1)	13.37	—	—	—	(3.5)	—
Balance at end of year	2.3	11.86	3.8	12.38	4.9	12.10	40.6	33.0	32.8
Options immediately exercisable at end of year	0.5	12.64	0.9	11.33	0.8	10.37

Prior to the demerger in October 2019, employees of M&G plc were granted replacement awards over M&G plc shares, in exchange for existing Prudential Group awards outstanding under incentive plans. As designated replacement awards were granted, no cancellation was recognised in respect of the original awards. As the replacement awards are an obligation of M&G plc, these awards were derecognised by the Group on demerger. M&G plc employees with outstanding SAYE options on demerger were treated as ‘good leavers’, with both the vesting period and number of options exercisable curtailed on demerger.

The weighted average share price of Prudential plc for 2020 was £11.64 (2019:  £15.05; 2018: £17.36).

The following table provides a summary of the range of exercise prices for Prudential plc options outstanding at 31 December:

	Outstanding									Exercisable
				Weighted average
	Number			remaining			Weighted average			Number			Weighted average
	outstanding			contractual life			exercise			exercisable			exercise
	(millions)			(years)*			prices £			(millions)			prices £
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Between £9 and £10	0.4	—	0.3	4.2	—	0.4	9.64	—	9.01	—	—	0.3	—	—	9.01
Between £11 and £12	1.2	2.4	3.0	2.2	2.0	1.6	11.11	11.19	11.19	0.3	0.9	0.5	11.11	11.33	11.11
Between £13 and £14	0.3	0.3	0.3	2.2	3.2	4.1	13.94	13.94	13.94	—	—	—	—	—	—
Between £14 and £15	0.4	1.1	1.3	1.3	2.0	2.6	14.55	14.55	14.55	0.2	—	—	14.55	—	—
Weighted average	2.3	3.8	4.9	2.4	2.1	2.1	11.86	12.38	12.10	0.5	0.9	0.8	12.64	11.33	10.37

The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

(c)  Fair value of options and awards

The fair value amounts estimated on the date of grant relating to all options and awards were determined by using  the following assumptions:

	2020			2019				2018
					SAYE options
					Granted in	Granted in
	Prudential	SAYE	Other	Prudential	October	November	Other	Prudential	SAYE	Other
	LTIP (TSR)	options	awards	LTIP (TSR)	2019	2019	awards	LTIP (TSR)	options	awards
Dividend yield (%)	—	3.45	—	—	3.66	2.10	—	—	2.52	—
Expected volatility (%)	41.08	27.55	—	22.14	25.58	23.92	—	24.03	21.09	—
Risk-free interest rate (%)	0.39	0.27	—	0.97	0.31	1.60	—	1.19	0.97	—
Expected option life (years)	—	3.92	—	—	3.96	3.47	—	—	3.94	—
Weighted average exercise price (£)	—	10.74	—	—	11.12	11.18	—	—	13.94	—
Weighted average share price at grant date (£)	10.49	9.64	—	16.07	13.94	13.77	—	17.46	16.64	—
Weighted average fair value at grant date (£)	4.93	1.95	10.54	6.32	2.90	3.35	15.39	6.64	3.29	17.04

The compensation costs for all awards and options are recognised in net income over the plans’ respective vesting periods. The Group uses the Black-Scholes model to value all options , and financial equivalence to value all awards other than those which have TSR performance conditions attached (some Prudential LTIP and RSP awards) for which the Group uses a Monte Carlo model in order to allow for the impact of these conditions. These models are used to calculate fair values for share options and awards at the grant date based on the quoted market price of the stock at the measurement date, the amount, if any, that the employees are required to pay, the dividend yield, expected volatility, risk-free interest rates and exercise prices.

For all options and awards, the expected volatility is based on the market implied volatilities as quoted on Bloomberg. The Prudential specific at-the-money implied volatilities are adjusted to allow for the different terms and discounted exercise price on SAYE options by using information on the volatility surface of the FTSE 100.

Risk-free interest rates are taken from swap spot rates with projection terms matching the corresponding vesting periods. For awards with a TSR condition, volatilities and correlations between Prudential and a basket of 12 competitor companies is required. For grants in 2020, the average volatility for the basket of competitors was 41.40 per cent (2019: 23.10 per cent; 2018: 21.32 per cent). Correlations for the basket are calculated for each pairing from the log of daily TSR returns for the three years prior to the valuation date. Market implied volatilities are used for both Prudential and the basket of competitors. Changes to the subjective input assumptions could materially affect the fair value estimate.

(d)   Share-based payment expense charged to the income statement

Total expense recognised in 2020 in the consolidated financial statements relating to share-based compensation is $171 million (2019: $181 million; 2018: $191 million), of which $166 million is accounted for as equity-settled (2019: $181 million; 2018:  $191 million).

The Group had $32 million of liabilities at 31 December 2020 (31 December 2019: nil) relating to share-based payment awards accounted for as cash settled.

B2.3   Key management remuneration

Key management constitutes the Directors of Prudential plc as they have authority and responsibility for planning, directing and controlling the activities of the Group and following reorganisations during 2019, key management also includes other non-director members of the Group Executive Committee from August 2019.

Total key management remuneration is analysed in the following table:

	2020 $m	2019 $m	2018 $m
Salaries and short-term benefits	20.0	25.2	22.0
Post-employment benefits	1.2	1.5	2.0
Share-based payments	14.6	13.1	19.0
	35.8	39.8	43.0

The share-based payments charge comprises $10.7 million (2019: $8.4 million; 2018: $13.0 million), which is determined in accordance with IFRS 2 ‘Share-based Payment’ (see note B2.2) and $3.9 million (2019: $4.8 million; 2018: $6.4 million) of deferred share awards.

B2.4   Fees payable to the auditor

	2020 $m	2019 $m	2018 $m
Fees payable to the Company’s auditor for the audit of the Company’s annual accounts	2.3	2.2	2.8
Fees payable to the Company’s auditor and its associates for other services:
Audit of subsidiaries pursuant to legislation	9.2	9.5	12.3
Audit-related assurance servicesnote (1)	3.5	5.7	6.3
Other assurance services	0.7	5.7	1.5
Services relating to corporate finance transactions	0.3	7.3	0.3
All other services	—	—	1.2
Total fees paid to the auditor	16.0	30.4	24.4

Analysed into:
Fees payable to the auditor attributable to the continuing operations:
Non-audit services associated with the demerger of the UK and Europe operationsnote (2)	—	11.7	1.0
Other audit and non-audit services	16.0	15.3	15.1
	16.0	27.0	16.1
Fees payable to the auditor attributable to the discontinued UK and Europe operations	—	3.4	8.3
	16.0	30.4	24.4

Notes

(1)Of the audit-related assurance service fees of $3.5 million in 2020 (2019: $5.7 million), $0.7 million (2019: $1.1 million) relates to services that are required by law.

(2)

Of the $11.7 million one-off non-audit services fees in 2019 associated with the demerger of the UK and Europe operations, $4.4 million was for other assurance services required by regulation and $7.3 million was for services relating to corporate finance transactions. In 2018, the $1.0 million was for all other services associated with the preparation for the demerger.

In addition, in 2019 there were fees incurred by pension schemes of $0.1 million  (2018: $0.3 million) for audit services. These pension schemes were transferred to the discontinued UK and Europe operations (M&G plc) in 2019 as part of the demerger.